Document and Entity Information	Jul. 14, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001703647
Document Type	8-K
Document Period End Date	Jul. 14, 2023
Entity Registrant Name	FREQUENCY THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39062
Entity Tax Identification Number	47-2324450
Entity Address, Address Line One	75 Hayden Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	(781)
Local Phone Number	315-4600
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	FREQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false